Additional Notes - Summary of Net Liabilities and Other Changes which are presented in Operating Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	€ (42,584)	€ (45,019)	€ (42,557)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	4,286	3,918
Increase through new leases, liabilities arising from financing activities	(316)	(5,286)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(538)	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0
Depreciation and Amortization	1,094	1,170
Increase (decrease) through other changes, liabilities arising from financing activities	0	0
Disposal of Leases		173
Transfer of Assigned License Revenues to Royalty Pharma		0
Convertible Bond [Member]
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	(283,208)	(273,183)	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	2,031	(319,946)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		49,217
Depreciation and Amortization	2,454	12,056
Increase (decrease) through other changes, liabilities arising from financing activities	0	0
Disposal of Leases		0
Transfer of Assigned License Revenues to Royalty Pharma		0
Financial Liabilities From Collaborations [Member]
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	(514,362)	(516,506)	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0	(542,599)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(39,346)	66,379
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0
Depreciation and Amortization	15,329	20,386
Increase (decrease) through other changes, liabilities arising from financing activities	61,876	(24,956)
Disposal of Leases		0
Transfer of Assigned License Revenues to Royalty Pharma		0
Financial Liabilities from Future Payments to Royalty Pharma [Member]
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	(1,256,176)	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,205,911)	0
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(7,499)	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0
Depreciation and Amortization	0	29,811
Increase (decrease) through other changes, liabilities arising from financing activities	(64,846)	0
Disposal of Leases		0
Transfer of Assigned License Revenues to Royalty Pharma		51,890
Sub Total of Liabilities
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities	(2,096,329)	(834,708)	€ (42,557)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,199,594)	(858,627)
Increase through new leases, liabilities arising from financing activities	(316)	(5,286)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(47,383)	66,379
Increase (decrease) through changes in fair values, liabilities arising from financing activities		49,217
Depreciation and Amortization	18,877	63,422
Increase (decrease) through other changes, liabilities arising from financing activities	€ (2,970)	(24,956)
Disposal of Leases		173
Transfer of Assigned License Revenues to Royalty Pharma		€ 51,890